Business Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	$ 3,666,132	$ 3,417,938	$ 10,742,568	$ 10,094,666
Segment depreciation and amortization	(164,279)	(152,212)	(479,433)	(446,463)
Operating income	557,260	567,642	1,594,812	1,659,433
Income from equity method investees	5,294	5,317	14,518	14,672
Segment assets	22,534,520		22,534,520		22,325,998
thereof investment in equity method investees	639,903		639,903		637,373
Capital expenditures, acquisitions and investments	374,481	213,191	809,932	2,238,793
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	3,658,167	3,412,086	10,717,638	10,072,353
Inter - segment revenue	2,591	2,501		9,041
Segment revenue	3,660,758	3,414,587	10,723,075	10,081,394
Segment depreciation and amortization	(129,075)	(123,388)	(381,398)	(360,359)
Operating income	619,991	615,580	1,775,421	1,796,633
Income from equity method investees	3,863	6,695	12,765	18,144
Segment assets	20,273,579	19,641,896	20,273,579	19,641,896
thereof investment in equity method investees	643,760	627,267	643,760	627,267
Capital expenditures, acquisitions and investments	337,713	163,541	706,870	2,125,405
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	2,436,141	2,248,724	7,098,638	6,602,000
Inter - segment revenue	2,591	2,501	5,437	9,041
Segment revenue	2,438,732	2,251,225	7,104,075	6,611,041
Segment depreciation and amortization	(83,251)	(79,446)	(244,619)	(230,575)
Operating income	415,533	420,316	1,178,192	1,199,234
Income from equity method investees	3,965	6,642	11,899	17,962
Segment assets	14,238,874	13,806,253	14,238,874	13,806,253
thereof investment in equity method investees	256,195	257,324	256,195	257,324
Capital expenditures, acquisitions and investments	284,453	108,286	504,733	1,970,330
Exclusion of non-cash acquisitions			6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	1,222,026	1,163,362	3,619,000	3,470,353
Inter - segment revenue			5,437
Segment revenue	1,222,026	1,163,362	3,619,000	3,470,353
Segment depreciation and amortization	(45,824)	(43,942)	(136,779)	(129,784)
Operating income	204,458	195,264	597,229	597,399
Income from equity method investees	(102)	53	866	182
Segment assets	6,034,705	5,835,643	6,034,705	5,835,643
thereof investment in equity method investees	387,565	369,943	387,565	369,943
Capital expenditures, acquisitions and investments	53,260	55,255	202,137	155,075
Exclusion of non-cash acquisitions			1,731	8,884
Corporate1 [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue from external customers	7,965	5,852	24,930	22,313
Inter - segment revenue	(2,591)	(2,501)	(5,437)	(9,041)
Segment revenue	5,374	3,351	19,493	13,272
Segment depreciation and amortization	(35,204)	(28,824)	(98,035)	(86,104)
Operating income	(62,731)	(47,938)	(180,609)	(137,200)
Income from equity method investees	1,431	(1,378)	1,753	(3,472)
Segment assets	2,260,941	2,218,437	2,260,941	2,218,437
thereof investment in equity method investees	(3,857)	(4,189)	(3,857)	(4,189)
Capital expenditures, acquisitions and investments	36,768	49,650	103,062	113,388
Exclusion of non-cash acquisitions				$ 2,125